SCHEDULE OF GEOGRAPHIC REVENUE (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Non-current assets	$ 4,900,054		$ 4,900,054		$ 1,529,231
Revenue
Revenue	2,664,237	$ 2,115,255	4,976,590	$ 3,662,970
CA [member]
IfrsStatementLineItems [Line Items]
Non-current assets	1,280,392		1,280,392		980,758
Revenue
Revenue	2,593,318	2,111,751	4,901,693	3,655,834
US country [member]
IfrsStatementLineItems [Line Items]
Non-current assets	3,619,662		3,619,662		$ 548,473
Revenue
Revenue	$ 70,919	$ 3,504	$ 74,897	$ 7,136